Note 17 - Segmented Information - Comprehensive Income by Operating Segment (Details) - CAD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Consulting fees		$ 549	$ 416
Depreciation		346	331
Directors' fees, employee salaries and benefits		2,777	2,397
Exploration expenses		8,634	10,462
General and administrative		7,910	8,315
Professional fees		2,705	2,015
Share-based compensation		2,966	2,298
Share of loss on associate		346	1,458
Share of loss on investment in joint venture		51	70
Impairment of exploration and evaluation assets		0	74
Recovery on the receipt of mineral property option payments		0	(2,260)
Expenses (Income), by nature		26,284	25,576
Operating loss		(26,284)	(25,576)
Interest income		314	710
Flow-through recovery		101	0
Other expenses		(84)	(90)
Gain on share sales of investment in associate		149	0
Gain (loss) on remeasurement of investment		337	0
Net foreign exchange gain (loss)		52	(291)
Net loss for the year before taxes		(25,415)	(25,247)
Current income tax recovery (expense)		239	(1,932)
Deferred income tax recovery (expense)		9,844	(168)
Net loss for the year		(15,332)	(27,347)
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Consulting fees	[1]	88	12
Depreciation	[1]	253	219
Directors' fees, employee salaries and benefits	[1]	603	462
Exploration expenses	[1]	4,143	8,009
General and administrative	[1]	2,885	1,989
Professional fees	[1]	695	989
Share-based compensation	[1]	756	269
Share of loss on associate		0	0
Share of loss on investment in joint venture	[1]	0	0
Impairment of exploration and evaluation assets	[1]	0	0
Recovery on the receipt of mineral property option payments	[1]	0	0
Expenses (Income), by nature		9,423	11,949
Operating loss	[1]	(9,423)	(11,949)
Interest income	[1]	191	598
Flow-through recovery		0	0
Other expenses		(35)	(37)
Gain on share sales of investment in associate		0	0
Gain (loss) on remeasurement of investment		0	0
Net foreign exchange gain (loss)	[1]	(8)	(4)
Net loss for the year before taxes	[1]	(9,275)	(11,392)
Current income tax recovery (expense)		(5)	(7)
Deferred income tax recovery (expense)		0	0
Net loss for the year		(9,280)	(11,399)
All other segments [member]
Statement Line Items [Line Items]
Consulting fees	[2]	461	404
Depreciation	[2]	93	112
Directors' fees, employee salaries and benefits	[2]	2,174	1,935
Exploration expenses	[2]	4,491	2,453
General and administrative	[2]	5,025	6,326
Professional fees	[2]	2,010	1,026
Share-based compensation	[2]	2,210	2,029
Share of loss on associate		346	1,458
Share of loss on investment in joint venture	[2]	51	70
Impairment of exploration and evaluation assets	[2]	0	74
Recovery on the receipt of mineral property option payments	[2]	0	(2,260)
Expenses (Income), by nature		16,861	13,627
Operating loss	[2]	(16,861)	(13,627)
Interest income	[2]	123	112
Flow-through recovery		101	0
Other expenses		(49)	(53)
Gain on share sales of investment in associate		149	0
Gain (loss) on remeasurement of investment		337	0
Net foreign exchange gain (loss)	[2]	60	(287)
Net loss for the year before taxes	[2]	(16,140)	(13,855)
Current income tax recovery (expense)		244	(1,925)
Deferred income tax recovery (expense)		9,844	(168)
Net loss for the year		$ (6,052)	$ (15,948)

[1]	Consists of U.S. GoldMining Inc. and its wholly owned subsidiary US GoldMining Canada Inc.
[2]	Others consists of GoldMining Inc. and all of its subsidiaries, excluding U.S. GoldMining Inc. and US GoldMining Canada.